Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products and services in two operating segments. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - call accounting and call management solutions for enterprises; and (iii) product line “C” – mobile messaging, communication and payment solutions (as from the year ended December 31, 2019).

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Product line “A”	$11,986	$13,591	$14,923
Product line “B”	2,642	2,956	3,212
Product line “C”	8,746	6,117	-
	$23,374	$22,664	$18,135

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

The Americas	$10,355	$12,030	$13,130
Europe	11,734	8,839	3,328
Israel	893	1,272	884
Other	392	523	793
	$23,374	$22,664	$18,135

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$172	$219	$208
Non-dollar currency gains, net	147	89	-
Income from marketable securities	83	165	77
Realized gain from sale of available-for-sale securities	-	24	28
Interest on available-for-sale securities	-	-	27
	402	497	340
Expenses:
Non-dollar currency losses, net	-	-	(107)
Bank commissions and charges	(23)	(14)	(11)
	(23)	(14)	(118)
	$379	$483	$222

c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,907	19,746	19,344
Add - incremental shares from assumed exercise of options	231	216	217
Weighted average number of shares used in computation of diluted EPS	20,138	19,962	19,561

In the years ended December 31, 2020, 2019 and 2018, options that their effect was anti-dilutive were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 0 options, 32,000 options and 334,200 options, for the years ended December 31, 2020, 2019 and 2018, respectively.